VITAL INTELLIGENCE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Vital Intelligence Acquisition
SCHEDULE OF CONTINGENT CONSIDERATION
Contingent consideration
Fair value of contingent consideration	$4,797,717
Change in fair value of contingent consideration	(4,103,487)
Contingent consideration at December 31, 2021 (note 20)	$694,230

SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE

The PPA is as follows:

Number of units of Draganfly Inc.	578,248
Fair value of units	$14.43
Fair value of units of Draganfly Inc.	$8,342,966
Cash portion of purchase price	466,643
Total	$8,809,609

Identifiable intangible assets
Brand	$23,000
Software	433,000
456,000

Goodwill	8,353,609
Total consideration	$8,809,609